Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of results of operations from oil and gas producing activities [line items]
Pre-tax income (loss) from producing activities	$ (257)	$ 3,056	$ 715
Income tax expense / benefit	(1,020)	(822)	(699)
Argentina [member]
Disclosure of results of operations from oil and gas producing activities [line items]
Net sales to unaffiliated parties	33	51	49
Net intersegment sales	7,211	7,134	5,820
Total net revenues	7,244	7,185	5,869
Production costs	(4,148)	(3,712)	(2,921)
Exploration expenses	(60)	(63)	(27)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,567)	(2,075)	(2,378)
Impairment of Property, plant and equipment	(2,288)	(123)	(115)
Other	(179)	82	(306)
Pre-tax income (loss) from producing activities	(1,998)	1,294	122
Income tax expense / benefit	699	(453)	(43)
Results of oil and gas producing activities	(1,299)	841	79
Other foreign [Member]
Disclosure of results of operations from oil and gas producing activities [line items]
Production costs		(1)	(2)
Exploration expenses	(1)	(2)	(2)
Other		1	9
Pre-tax income (loss) from producing activities	(1)	(2)	5
Results of oil and gas producing activities	(1)	(2)	5
Worldwide [member]
Disclosure of results of operations from oil and gas producing activities [line items]
Net sales to unaffiliated parties	33	51	49
Net intersegment sales	7,211	7,134	5,820
Total net revenues	7,244	7,185	5,869
Production costs	(4,148)	(3,713)	(2,923)
Exploration expenses	(61)	(65)	(29)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,567)	(2,075)	(2,378)
Impairment of Property, plant and equipment	(2,288)	(123)	(115)
Other	(179)	83	(297)
Pre-tax income (loss) from producing activities	(1,999)	1,292	127
Income tax expense / benefit	699	(453)	(43)
Results of oil and gas producing activities	$ (1,300)	$ 839	$ 84